Investments In Associates And Joint Venture - Schedule of Movement of Investments in Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of joint ventures [abstract]
Opening balance	S/ 8,160	S/ 7,483	S/ 18,618
Equity interest in results	2,405	2,219	1,599
Disposal of Investment			(10,112)
Dividends received	(2,318)	(1,517)	(1,823)
Conversion adjustment	23	(14)	79
Impairment Of Investment		(11)	(878)
Final balance	S/ 8,270	S/ 8,160	S/ 7,483